Payor Relationships and Other Intangibles, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Total Intangible, Net
As of December 31, 2021, the Company’s total intangibles, net consisted of the following:

(in thousands)	Weighted-Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangibles:
Trade names	9.00 years	$1,409	$(787)	$622
Brand	19.26 years	183,238	(9,037)	174,201
Non-compete	4.92 years	75,794	(12,110)	63,684
Customer relationships	18.24 years	880	(184)	696
Payor relationships	20.00 years	609,362	(32,714)	576,648
Provider relationships	5.12 years	12,242	(2,472)	9,770

Total intangibles, net		$882,925	$(57,304)	$825,621

As of December 31, 2020, the Company’s total intangibles, net consisted of the following:

(in thousands)	Weighted-Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangibles:
Trade names	9.00 years	$1,409	$(630)	$779
Brand	18.26 years	29,486	(2,171)	27,315
Non-compete	4.61 years	7,733	(3,373)	4,360
Customer relationships	18.55 years	880	(135)	745
Payor relationships	20.00 years	201,530	(11,960)	189,570
Provider relationships	10.00 years	4,119	(533)	3,586

Total intangibles, net		$245,157	$(18,802)	$226,355

Summary of Expected Amortization Expense of The Intangible Assets
Expected amortization expense for the Company’s existing amortizable intangibles for the next five years, and thereafter, as of December 31, 2021 is as follows:

Years ended December 31,	Amount (in thousands)
2022	$59,445
2023	57,607
2024	55,666
2025	54,240
2026	47,060
Thereafter	551,603

Total	$825,621